ACQUISITION (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Assets acquired:
Goodwill	$ 1,386,800
Consideration paid:
Initial investment in Arcadian Services		$ 195,900
Arcadian Telepsychiatry Services LLC [Member]
Assets acquired:
Cash	25,900
Accounts receivable	57,100
Other assets	24,000
Intangibles	109,000
Goodwill	1,386,800
Total assets acquired	1,602,800
Liabilities assumed
Accounts payable	147,700
Accrued other liabilities	108,700
Notes payable	6,800
Total liabilities assumed	263,200
Net assets acquired	1,339,600
Consideration paid:
Initial investment in Arcadian Services	195,900
Long-term debt	555,000
Accrued interest	96,700
Payment on warrant outstanding	175,000
Forgiveness of loan in relation of acquisition	317,000
Total consideration	$ 1,339,600